Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 2,307
Derivative liabilities	1,319
TOTAL	3,626
Quoted Price in Active Markets for Identical Instruments Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	100	[1]
Derivative liabilities	0
TOTAL	100
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	2,207
Derivative liabilities	1,319
TOTAL	3,526
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0
TOTAL	$ 0

[1]	The Company held $100 in cash, of which $53 was in Canadian funds (translated into US dollars).